DISCONTINUED OPERATIONS - Gain on Disposal (Details) - CAD ($) $ in Millions		12 Months Ended
	Feb. 16, 2024	Mar. 31, 2024	Mar. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal of discontinued operations	$ 275.3	$ 275.3	$ 0.0
Short-term holdback receivable	8.0
Long-term non-contingent receivable	10.1
Impairment of non-financial assets of the disposal group excluded from the sale	7.8
Reclassification to income of gains on foreign currency exchange differences		(1.6)	(6.4)
Transaction fees and other costs	12.2
Gain on disposal of discontinued operations before income taxes	6.3
Income tax recovery	(10.2)	(18.7)	(1.6)
After-tax gain on disposal of discontinued operations		16.5	0.0
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total consideration	(293.4)
Net assets disposed	269.6
Reclassification to income of gains on foreign currency exchange differences	(2.5)	$ (2.5)	$ 0.0
After-tax gain on disposal of discontinued operations	$ 16.5